Financial Instruments - Summary of Financial Instruments by Categories in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Non-consolidated investments	$ 3.8	$ 8.8	$ 15.3
Financial and non-current assets	58.8
Notes receivables	522.6	434.8	812.5
Cash equivalents	85.8	123.7	66.8
Cash	229.6	415.1	318.5
Total assets	900.6
Financial debts (see note 13)	2,840.5
Bank overdraft facilities	0.2	1.6	0.7
Notes payables	169.9	$ 157.4	$ 267.8
Total liabilities	3,010.6
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [Line Items]
Total liabilities	0.2
Debts at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Total liabilities	2,023.8
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [Line Items]
Total assets	900.6
Lease Liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Total liabilities	2,193.9
Level 3 [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [Line Items]
Non-consolidated investments	3.8
Financial and non-current assets	58.8
Notes receivables	522.6
Level 3 [member] | Lease Liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Notes payables	169.9
Level 2 [member] | Debts at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial debts (see note 13)	2,023.8
Level 2 [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash equivalents	85.8
Cash	229.6
Financial debts (see note 13)	2,023.8
Bank overdraft facilities	0.2
Loans receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Total assets	581.4
Total liabilities	169.9
Loans receivables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial and non-current assets	58.8
Notes receivables	522.6
Notes payables	169.9
Fair value in income statement [member]
Disclosure of detailed information about financial instruments [Line Items]
Total assets	315.4
Fair value in income statement [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash equivalents	85.8
Cash	229.6
Bank overdraft facilities	0.2
Available-for-sale assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Total assets	3.8
Available-for-sale assets [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Non-consolidated investments	$ 3.8